Principal Accounting Policies - Contract Balances and Practical Expedients (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Revenue recognized included in beginning contract liability	¥ 19.0	¥ 24.8
Election of revenue recognition practical expedient, financing component	true
Fair value practical expedient in ASC Topic 820	true